Consolidated Statements of Stockholders' (Deficit) Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Mar. 31, 2016	$ 39,421	$ 5,200	$ 22,464,923	$ (22,638,214)	$ (128,670)
Balance, shares at Mar. 31, 2016	39,420,662	5,200,000
Common stock issued for cash	$ 2,297		849,456		$ 851,753
Common stock issued for cash, shares	2,297,802				2,297,802
Common stock issued for services	$ 330		194,290		$ 194,620
Common stock issued for services, shares	330,535				330,535
Common stock issued for officer compensation	$ 239		237,761		$ 238,000
Common stock issued for officer compensation, shares	238,500				238,500
Common stock returned to company
Net Loss				(1,146,354)	(1,146,354)
Balance at Mar. 31, 2017	$ 42,287	$ 5,200	23,746,430	(23,784,568)	9,349
Balance, shares at Mar. 31, 2017	42,287,499	5,200,000
Common stock issued for cash	$ 3,097		962,895		$ 965,992
Common stock issued for cash, shares	3,096,698				3,096,698
Common stock issued for services	$ 533		447,009		$ 447,542
Common stock issued for services, shares	533,010				533,010
Common stock issued for officer compensation	$ 233		170,542		$ 170,775
Common stock issued for officer compensation, shares	233,000				233,000
Common stock returned to company
Net Loss				(1,713,639)	(1,713,639)
Balance at Mar. 31, 2018	$ 46,150	$ 5,200	25,326,876	(25,498,207)	(119,981)
Balance, shares at Mar. 31, 2018	46,150,207	5,200,000
Common stock issued for cash	$ 1,604		441,446		443,050
Common stock issued for cash, shares	1,604,168
Common stock issued for services	$ 40		29,060		29,100
Common stock issued for services, shares	40,000
Common stock issued for officer compensation	$ 123		97,877		98,000
Common stock issued for officer compensation, shares	122,500
Common stock issued for employee compensation	$ 26		20,157		20,183
Common stock issued for employee compensation, shares	25,600
Common stock returned to company
Net Loss				(519,323)	(519,323)
Balance at Jun. 30, 2018	$ 47,943	$ 5,200	25,915,416	(26,017,530)	(48,971)
Balance, shares at Jun. 30, 2018	47,942,475	5,200,000
Balance at Mar. 31, 2018	$ 46,150	$ 5,200	25,326,876	(25,498,207)	(119,981)
Balance, shares at Mar. 31, 2018	46,150,207	5,200,000
Net Loss					(1,649,999)
Balance at Dec. 31, 2018	$ 51,240	$ 5,200	27,142,208	(27,148,206)	50,442
Balance, shares at Dec. 31, 2018	51,238,400	5,200,000
Balance at Jun. 30, 2018	$ 47,943	$ 5,200	25,915,416	(26,017,530)	(48,971)
Balance, shares at Jun. 30, 2018	47,942,475	5,200,000
Common stock issued for cash	$ 2,033		595,911		597,944
Common stock issued for cash, shares	2,033,258
Common stock issued for services	$ 20		14,800		14,820
Common stock issued for services, shares	20,000
Common stock issued for officer compensation	$ 123		154,227		154,350
Common stock issued for officer compensation, shares	122,500
Common stock issued for employee compensation
Common stock issued for employee compensation, shares
Common stock returned to company
Net Loss				(609,270)	(609,270)
Balance at Sep. 30, 2018	$ 50,119	$ 5,200	26,680,354	(26,626,800)	108,873
Balance, shares at Sep. 30, 2018	50,118,233	5,200,000
Common stock issued for cash	$ 983		351,717		352,700
Common stock issued for cash, shares	982,667
Common stock issued for services	$ 15		13,485		13,500
Common stock issued for services, shares	15,000
Common stock issued for officer compensation	$ 123		96,652		96,775
Common stock issued for officer compensation, shares	122,500
Common stock returned to company
Net Loss				(521,406)	(521,406)
Balance at Dec. 31, 2018	$ 51,240	$ 5,200	$ 27,142,208	$ (27,148,206)	$ 50,442
Balance, shares at Dec. 31, 2018	51,238,400	5,200,000